JPMorgan SmartRetirement® Blend 2015 Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 39.1%
Fixed Income — 15.7%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	299	2,185
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2	11
JPMorgan High Yield Fund Class R6 Shares (a)	171	1,064
Total Fixed Income		3,260
International Equity — 3.1%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	42	646
U.S. Equity — 20.3%
JPMorgan Equity Index Fund Class R6 Shares (a)	69	4,234
Total Investment Companies (Cost $8,069)		8,140
Exchange-Traded Funds — 33.6%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	2	170
Fixed Income — 16.5%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	44	2,060
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	1	28
JPMorgan Inflation Managed Bond ETF (a)	28	1,356
Total Fixed Income		3,444
International Equity — 11.0%
JPMorgan BetaBuilders International Equity ETF (a)	43	2,286
U.S. Equity — 5.3%
iShares Russell 2000 ETF	3	508
SPDR S&P MidCap 400 ETF Trust	1	592
Total U.S. Equity		1,100
Total Exchange-Traded Funds (Cost $7,094)		7,000
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 7.3%
U.S. Treasury Bonds
1.13%, 5/15/2040	64	43
1.38%, 11/15/2040	27	19
2.25%, 5/15/2041	8	6
1.75%, 8/15/2041	60	43
2.00%, 11/15/2041	31	23
3.38%, 8/15/2042	80	75
2.25%, 8/15/2046	5	4
1.38%, 8/15/2050	82	49
1.63%, 11/15/2050	58	37
1.88%, 11/15/2051	22	15
2.25%, 2/15/2052	76	57
3.00%, 8/15/2052	9	8

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
U.S. Treasury Notes
0.88%, 1/31/2024 (b)	206	200
1.50%, 2/15/2025	25	24
1.75%, 3/15/2025	80	77
3.13%, 8/15/2025	40	39
0.25%, 8/31/2025	146	134
3.50%, 9/15/2025	15	15
0.38%, 11/30/2025	46	42
3.25%, 6/30/2027	50	49
2.75%, 7/31/2027	50	48
0.50%, 8/31/2027	233	203
3.13%, 8/31/2027	70	68
0.75%, 1/31/2028	35	31
1.25%, 3/31/2028	15	13
1.25%, 5/31/2028	12	11
3.13%, 8/31/2029	91	89
1.63%, 5/15/2031	20	17
2.75%, 8/15/2032	7	7
U.S. Treasury STRIPS Bonds
1.05%, 8/15/2026 (c)	40	35
1.17%, 5/15/2027 (c)	40	34
Total U.S. Treasury Obligations (Cost $1,621)		1,515
Mortgage-Backed Securities — 5.7%
FHLMC Gold Pools, Other
Pool # WA1626, 3.45%, 8/1/2032	25	23
Pool # WN3225, 3.80%, 10/1/2034	10	10
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	9	9
Pool # QB4026, 2.50%, 10/1/2050	24	21
Pool # QB4045, 2.50%, 10/1/2050	15	13
Pool # QB4484, 2.50%, 10/1/2050	8	7
Pool # QB4542, 2.50%, 10/1/2050	8	7
Pool # RA4224, 3.00%, 11/1/2050	4	4
Pool # QB8503, 2.50%, 2/1/2051	13	11
Pool # QC4789, 3.00%, 7/1/2051	14	13
Pool # QE1832, 4.50%, 5/1/2052	28	28
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	13	14
Pool # FM3118, 3.00%, 5/1/2050	6	5
Pool # BQ2894, 3.00%, 9/1/2050	11	10
Pool # BQ3996, 2.50%, 10/1/2050	9	8
Pool # BQ5243, 3.50%, 10/1/2050	4	4
Pool # CA7398, 3.50%, 10/1/2050	11	10
Pool # CA8637, 4.00%, 1/1/2051	29	28
Pool # BU1805, 2.50%, 12/1/2051	22	19
Pool # CB2637, 2.50%, 1/1/2052	14	12
Pool # BU3079, 3.00%, 1/1/2052	8	8

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BV0273, 3.00%, 1/1/2052	9	9
Pool # CB2670, 3.00%, 1/1/2052	14	13
Pool # BV4831, 3.00%, 2/1/2052	5	4
Pool # BV0295, 3.50%, 2/1/2052	18	17
Pool # BV3950, 4.00%, 2/1/2052	10	9
Pool # BV6743, 4.50%, 5/1/2052	25	24
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	14	14
Pool # BS6144, 3.97%, 1/1/2029	20	20
Pool # BS4290, 1.95%, 10/1/2029	100	87
Pool # BL9748, 1.60%, 12/1/2029	5	4
Pool # AN8285, 3.11%, 3/1/2030	5	5
Pool # AM8544, 3.08%, 4/1/2030	4	4
Pool # BL9251, 1.45%, 10/1/2030	20	17
Pool # AM4789, 4.18%, 11/1/2030	18	17
Pool # BL9891, 1.37%, 12/1/2030	10	8
Pool # BL9652, 1.56%, 12/1/2030	50	42
Pool # BS6802, 4.93%, 6/1/2031	50	52
Pool # BS4654, 2.39%, 3/1/2032	20	17
Pool # AN6149, 3.14%, 7/1/2032	40	37
Pool # BS5530, 3.30%, 7/1/2032	21	20
Pool # BM3226, 3.44%, 10/1/2032 (d)	29	28
Pool # BS6985, 4.92%, 11/1/2032	50	53
Pool # BS7090, 4.45%, 12/1/2032	50	51
Pool # AN7923, 3.33%, 1/1/2033	10	9
Pool # AN9067, 3.51%, 5/1/2033	5	5
Pool # BS5511, 3.45%, 8/1/2033	25	23
Pool # BL1012, 4.03%, 12/1/2033	10	10
Pool # BL0900, 4.08%, 2/1/2034	10	10
Pool # AN4430, 3.61%, 1/1/2037	12	11
Pool # BF0230, 5.50%, 1/1/2058	19	20
Pool # BF0497, 3.00%, 7/1/2060	10	9
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	15	14
Pool # BR3929, 3.50%, 10/20/2050	8	8
Pool # BW1726, 3.50%, 10/20/2050	14	13
Pool # BS8546, 2.50%, 12/20/2050	26	22
Pool # BR3928, 3.00%, 12/20/2050	34	31
Pool # BU7538, 3.00%, 12/20/2050	27	25
Pool # CA8452, 3.00%, 2/20/2051	36	33
Pool # CB1543, 3.00%, 2/20/2051	27	24
Pool # CA3588, 3.50%, 2/20/2051	27	25
Pool # CA3563, 3.50%, 7/20/2051	14	14
Pool # CK1527, 3.50%, 12/20/2051	19	18
Pool # CJ8184, 3.50%, 1/20/2052	20	18
Pool # CK2716, 3.50%, 2/20/2052	15	14

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
GNMA II, Other Pool # 785183, 2.93%, 10/20/2070 (d)	19	17
Total Mortgage-Backed Securities (Cost $1,316)		1,189
Corporate Bonds — 4.9%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.70%, 2/1/2027	32	30
3.45%, 11/1/2028	3	3
Northrop Grumman Corp. 3.85%, 4/15/2045	7	6
Raytheon Technologies Corp.
2.25%, 7/1/2030	11	9
5.15%, 2/27/2033	2	2
		50
Automobiles — 0.1%
General Motors Co. 6.80%, 10/1/2027	4	4
Hyundai Capital America 1.30%, 1/8/2026 (e)	5	5
		9
Banks — 0.6%
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (f)	11	10
(SOFR + 1.29%), 5.08%, 1/20/2027 (f)	4	4
(SOFR + 1.58%), 4.38%, 4/27/2028 (f)	5	5
(SOFR + 1.21%), 2.57%, 10/20/2032 (f)	5	4
(SOFR + 1.93%), 2.68%, 6/19/2041 (f)	21	15
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	4	4
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (f)	5	5
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (f)	11	10
(SOFR + 1.18%), 2.52%, 11/3/2032 (f)	5	4
(3-MONTH CME TERM SOFR + 1.17%), 3.88%, 1/24/2039 (f)	7	6
HSBC Holdings plc (United Kingdom) 6.10%, 1/14/2042	12	13
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.74%, 3/7/2029	11	10
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (f)	4	4
Truist Financial Corp. (SOFR + 1.85%), 5.12%, 1/26/2034 (f)	5	5
Wells Fargo & Co.
(SOFR + 2.53%), 3.07%, 4/30/2041 (f)	12	9
(SOFR + 2.13%), 4.61%, 4/25/2053 (f)	5	4
Westpac Banking Corp. (Australia) 3.13%, 11/18/2041	4	3
		115
Biotechnology — 0.2%
AbbVie, Inc.
3.20%, 11/21/2029	4	4
4.05%, 11/21/2039	20	18
Amgen, Inc.
5.25%, 3/2/2033	10	10

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
3.15%, 2/21/2040	7	6
5.60%, 3/2/2043	10	10
		48
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	5	4
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	5	4
Capital Markets — 0.2%
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (f)	5	5
(SOFR + 1.11%), 2.64%, 2/24/2028 (f)	5	5
Macquarie Group Ltd. (Australia)
6.21%, 11/22/2024 (e)	9	9
(SOFR + 1.07%), 1.34%, 1/12/2027 (e) (f)	10	9
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (f)	5	5
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (f)	7	6
S&P Global, Inc. 2.70%, 3/1/2029	6	5
		44
Chemicals — 0.0% ^
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (e)	7	6
Nutrien Ltd. (Canada) 5.90%, 11/7/2024	3	3
		9
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc. Series CB, 2.50%, 3/15/2030	7	6
Consumer Finance — 0.3%
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (e)	5	5
5.50%, 1/15/2026 (e)	19	19
2.13%, 2/21/2026 (e)	5	4
2.53%, 11/18/2027 (e)	13	11
Capital One Financial Corp.
3.80%, 1/31/2028	11	10
(SOFR + 1.27%), 2.62%, 11/2/2032 (f)	5	4
		53
Consumer Staples Distribution & Retail — 0.0% ^
7-Eleven, Inc.
0.95%, 2/10/2026 (e)	2	2
1.80%, 2/10/2031 (e)	2	1
2.50%, 2/10/2041 (e)	3	2
		5
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	10	9

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified REITs — 0.1%
Safehold Operating Partnership LP 2.85%, 1/15/2032	7	5
WP Carey, Inc.
2.40%, 2/1/2031	11	9
2.45%, 2/1/2032	10	8
		22
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
3.50%, 6/1/2041	11	9
3.55%, 9/15/2055	4	3
Verizon Communications, Inc. 2.10%, 3/22/2028	5	4
		16
Electric Utilities — 0.5%
Duke Energy Florida LLC 5.95%, 11/15/2052	5	6
Edison International 5.75%, 6/15/2027	6	6
Emera US Finance LP (Canada) 4.75%, 6/15/2046	12	10
Evergy, Inc. 2.90%, 9/15/2029	11	10
Indiana Michigan Power Co. 3.25%, 5/1/2051	5	3
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (e)	7	7
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (e)	7	5
NRG Energy, Inc.
2.00%, 12/2/2025 (e)	5	4
2.45%, 12/2/2027 (e)	24	20
OGE Energy Corp. 0.70%, 5/26/2023	5	5
Pacific Gas and Electric Co.
2.95%, 3/1/2026	4	4
3.75%, 8/15/2042 (g)	4	3
4.30%, 3/15/2045	1	1
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	5	5
Series A-5, 5.10%, 6/1/2052	5	5
Union Electric Co. 3.90%, 4/1/2052	4	3
Vistra Operations Co. LLC 4.88%, 5/13/2024 (e)	7	7
		104
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	6	6
Financial Services — 0.0% ^
Corebridge Financial, Inc. 3.85%, 4/5/2029 (e)	5	5
Global Payments, Inc. 3.20%, 8/15/2029	4	3
		8
Food Products — 0.1%
Kellogg Co. 5.25%, 3/1/2033	3	3
Kraft Heinz Foods Co.
4.63%, 10/1/2039	5	4

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
4.38%, 6/1/2046	3	3
Smithfield Foods, Inc. 3.00%, 10/15/2030 (e)	11	9
		19
Gas Utilities — 0.0% ^
Southern California Gas Co. 6.35%, 11/15/2052	5	6
Ground Transportation — 0.1%
CSX Corp. 3.80%, 11/1/2046	5	4
Kansas City Southern 4.70%, 5/1/2048	3	3
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (e)	15	13
		20
Health Care Providers & Services — 0.3%
Banner Health 1.90%, 1/1/2031	4	3
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	5	4
Elevance Health, Inc. 2.25%, 5/15/2030	7	6
HCA, Inc. 5.25%, 6/15/2026	23	23
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	5	4
MultiCare Health System 2.80%, 8/15/2050	2	1
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	5	3
UnitedHealth Group, Inc. 5.88%, 2/15/2053	5	6
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	20	13
		63
Health Care REITs — 0.1%
Healthcare Realty Holdings LP 2.00%, 3/15/2031	7	5
Healthpeak OP LLC 2.13%, 12/1/2028	6	5
Physicians Realty LP 2.63%, 11/1/2031	5	4
Sabra Health Care LP 3.20%, 12/1/2031	5	4
		18
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp. 3.35%, 3/12/2050	7	5
Independent Power and Renewable Electricity Producers — 0.1%
Constellation Energy Generation LLC 5.80%, 3/1/2033	3	3
Southern Power Co. 5.15%, 9/15/2041	16	15
		18
Insurance — 0.2%
American International Group, Inc. 4.38%, 6/30/2050	7	6
Athene Global Funding 1.45%, 1/8/2026 (e)	10	9
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	5	4
Brown & Brown, Inc. 2.38%, 3/15/2031	7	6
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (e)	7	5
F&G Global Funding 1.75%, 6/30/2026 (e)	5	4
New York Life Insurance Co. 3.75%, 5/15/2050 (e)	7	6
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (e)	5	4
Teachers Insurance & Annuity Association of America 3.30%, 5/15/2050 (e)	7	5
		49

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	7	5
Media — 0.2%
Charter Communications Operating LLC
2.80%, 4/1/2031	11	9
3.50%, 6/1/2041	10	7
Comcast Corp.
3.25%, 11/1/2039	11	9
2.80%, 1/15/2051	3	2
Discovery Communications LLC 3.63%, 5/15/2030	11	9
		36
Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (e)	12	10
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	4	4
		14
Office REITs — 0.0% ^
Corporate Office Properties LP 2.75%, 4/15/2031	5	4
Oil, Gas & Consumable Fuels — 0.3%
Boardwalk Pipelines LP 4.45%, 7/15/2027	5	5
BP Capital Markets America, Inc. 2.77%, 11/10/2050	11	7
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	10	10
Energy Transfer LP 5.00%, 5/15/2044 (g)	10	9
Enterprise Products Operating LLC 4.45%, 2/15/2043	5	5
Exxon Mobil Corp. 3.00%, 8/16/2039	11	9
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (e)	5	4
Gray Oak Pipeline LLC 3.45%, 10/15/2027 (e)	6	5
NGPL PipeCo LLC 3.25%, 7/15/2031 (e)	5	4
		58
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co. 4.13%, 6/15/2039	5	5
Merck & Co., Inc. 2.35%, 6/24/2040	7	5
Viatris, Inc. 3.85%, 6/22/2040	11	8
Zoetis, Inc. 5.60%, 11/16/2032	5	5
		23
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	5	5
Residential REITs — 0.1%
UDR, Inc.
2.10%, 8/1/2032	7	5
1.90%, 3/15/2033	5	4
		9
Retail REITs — 0.1%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	10	8
2.50%, 8/16/2031	5	4

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Retail REITs — continued
Federal Realty Investment Trust 1.25%, 2/15/2026	7	6
Realty Income Corp. 1.80%, 3/15/2033	5	4
		22
Semiconductors & Semiconductor Equipment — 0.2%
Broadcom, Inc. 1.95%, 2/15/2028 (e)	9	8
Intel Corp. 5.70%, 2/10/2053	5	5
KLA Corp. 3.30%, 3/1/2050	6	5
NXP BV (China) 3.25%, 5/11/2041	5	4
Xilinx, Inc. 2.38%, 6/1/2030	12	10
		32
Software — 0.1%
Oracle Corp.
3.80%, 11/15/2037	5	4
5.55%, 2/6/2053	10	10
Roper Technologies, Inc. 1.75%, 2/15/2031	4	3
VMware, Inc. 4.70%, 5/15/2030	11	11
		28
Specialized REITs — 0.1%
American Tower Corp. 2.95%, 1/15/2051	4	2
CubeSmart LP 2.00%, 2/15/2031	11	9
Life Storage LP 2.40%, 10/15/2031	5	4
Public Storage 1.95%, 11/9/2028	3	3
		18
Specialty Retail — 0.1%
Home Depot, Inc. (The) 4.95%, 9/15/2052	2	2
Lowe's Cos., Inc. 3.70%, 4/15/2046	7	5
Tractor Supply Co. 1.75%, 11/1/2030	8	7
		14
Tobacco — 0.1%
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	13	11
4.39%, 8/15/2037	5	4
3.73%, 9/25/2040	6	4
		19
Trading Companies & Distributors — 0.1%
Air Lease Corp.
3.38%, 7/1/2025	5	5
1.88%, 8/15/2026	15	13
		18
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc. 2.55%, 2/15/2031	17	14
Total Corporate Bonds (Cost $1,242)		1,029

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 2.8%
ACC Auto Trust Series 2021-A, Class A, 1.08%, 4/15/2027 (e)	10	10
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 5.59%, 12/18/2037 (d) (e)	5	5
Series 2021-FL4, Class AS, 5.86%, 12/18/2037 (d) (e)	10	10
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (e)	25	22
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	18	16
Series 2016-3, Class AA, 3.00%, 10/15/2028	9	8
Series 2021-1, Class B, 3.95%, 7/11/2030	13	12
AmeriCredit Automobile Receivables Trust Series 2018-3, Class D, 4.04%, 11/18/2024	15	15
Business Jet Securities LLC Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (e)	62	58
CarMax Auto Owner Trust Series 2019-3, Class C, 2.60%, 6/16/2025	15	15
Carvana Auto Receivables Trust
Series 2019-4A, Class D, 3.07%, 7/15/2025 (e)	30	30
Series 2020-P1, Class C, 1.32%, 11/9/2026	15	13
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (e)	25	22
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	10	9
Drive Auto Receivables Trust Series 2020-1, Class D, 2.70%, 5/17/2027	33	32
DT Auto Owner Trust
Series 2021-1A, Class C, 0.84%, 10/15/2026 (e)	10	10
Series 2021-2A, Class C, 1.10%, 2/16/2027 (e)	25	24
Series 2021-4A, Class D, 1.99%, 9/15/2027 (e)	25	23
Exeter Automobile Receivables Trust Series 2021-2A, Class C, 0.98%, 6/15/2026	15	15
FHF Trust Series 2021-1A, Class A, 1.27%, 3/15/2027 (e)	12	11
First Investors Auto Owner Trust Series 2021-1A, Class B, 0.89%, 3/15/2027 (e)	10	10
Flagship Credit Auto Trust
Series 2021-1, Class B, 0.68%, 2/16/2027 (e)	10	10
Series 2020-4, Class C, 1.28%, 2/16/2027 (e)	10	10
GLS Auto Receivables Issuer Trust Series 2021-2A, Class B, 0.77%, 9/15/2025 (e)	5	5
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	6	5
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (e)	11	11
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (e)	44	42
Series 2021-3, Class A, 1.15%, 5/15/2029 (e)	25	24
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (e)	10	9
Santander Drive Auto Receivables Trust Series 2019-3, Class D, 2.68%, 10/15/2025	5	5
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	3	2
Series 2019-2, Class B, 3.50%, 5/1/2028	7	6
Series 2016-2, Class A, 3.10%, 10/7/2028	4	3
Series 2018-1, Class A, 3.70%, 3/1/2030	8	7
United Auto Credit Securitization Trust Series 2021-1, Class C, 0.84%, 6/10/2026 (e)	3	3
Veros Auto Receivables Trust Series 2021-1, Class A, 0.92%, 10/15/2026 (e)	9	9
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (e) (g)	65	60
Westlake Automobile Receivables Trust Series 2020-3A, Class C, 1.24%, 11/17/2025 (e)	10	10
Total Asset-Backed Securities (Cost $628)		591

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — 0.8%
BPR Trust Series 2021-KEN, Class A, 6.19%, 2/15/2029 (d) (e)	20	20
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 6.36%, 7/25/2041 (d) (e)	28	26
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	14	13
Series K-1510, Class A2, 3.72%, 1/25/2031	5	5
Series K-150, Class A2, 3.71%, 9/25/2032 (d)	15	14
FNMA ACES
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (d)	30	25
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	3	3
Series 2021-M3, Class X1, IO, 1.94%, 11/25/2033 (d)	85	7
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (d) (e)	10	9
Series 2016-K56, Class B, 3.95%, 6/25/2049 (d) (e)	5	5
Series 2016-K58, Class B, 3.74%, 9/25/2049 (d) (e)	25	24
Series 2017-K728, Class C, 3.65%, 11/25/2050 (d) (e)	10	10
KKR Industrial Portfolio Trust Series 2021-KDIP, Class B, 5.74%, 12/15/2037 (d) (e)	7	7
Total Commercial Mortgage-Backed Securities (Cost $182)		168
Collateralized Mortgage Obligations — 0.7%
FHLMC, REMIC Series 4910, Class LZ, 3.00%, 9/25/2049	25	17
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	6	7
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	2	2
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	7	7
Series 2019-7, Class CA, 3.50%, 11/25/2057	28	27
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	12	12
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	15	14
Series 2019-2, Class M55D, 4.00%, 8/25/2058	10	9
Series 2019-3, Class M55D, 4.00%, 10/25/2058	9	9
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	23	21
Series 2020-3, Class TTW, 3.00%, 5/25/2060	27	25
Total Collateralized Mortgage Obligations (Cost $162)		150
Municipal Bonds — 0.0% (h) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Winter Storm URI Rev., 5.17%, 4/1/2041 (Cost $5)	5	5

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 4.4%
Investment Companies — 4.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (i) (Cost $911)	911	911
Total Investments — 99.3% (Cost $21,230)		20,698
Other Assets Less Liabilities — 0.7%		149
NET ASSETS — 100.0%		20,847

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor's Depositary Receipt
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the effective yield as of March 31, 2023.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2023.

(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2023.
(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2023.

(h)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(i)	The rate shown is the current yield as of March 31, 2023.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
EURO STOXX 50 Index	(1)	06/16/2023	EUR	(46)	(1)
MSCI EAFE E-Mini Index	(1)	06/16/2023	USD	(105)	(3)
MSCI Emerging Markets E-Mini Index	(9)	06/16/2023	USD	(448)	(14)
S&P 500 E-Mini Index	(1)	06/16/2023	USD	(207)	(9)
					(27)

Abbreviations
EAFE	Europe, Australasia and Far East
EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$533	$58	$591
Collateralized Mortgage Obligations	—	150	—	150
Commercial Mortgage-Backed Securities	—	168	—	168
Corporate Bonds	—	1,029	—	1,029
Exchange-Traded Funds	7,000	—	—	7,000
Investment Companies	8,140	—	—	8,140
Mortgage-Backed Securities	—	1,189	—	1,189
Municipal Bonds	—	5	—	5
U.S. Treasury Obligations	—	1,515	—	1,515
Short-Term Investments
Investment Companies	911	—	—	911
Total Investments in Securities	$16,051	$4,589	$58	$20,698
Depreciation in Other Financial Instruments
Futures Contracts	$(27)	$—	$—	$(27)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of June 30, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2023
Investments in Securities:
Asset-Backed Securities	$68	$—	$3	$—(a)	$—	$(14)	$69	$(68)	$58
Collateralized Mortgage Obligations	76	—	—	—	—	—	—	(76)	—
Commercial Mortgage-Backed Securities	7	—	—	—	—	—	—	(7)	—
Total	$151	$—	$3	$—(a)	$—	$(14)	$69	$(151)	$58

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
There were no significant transfers into or out of level 3 for the period ended March 31, 2023.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$2,476	$449	$961	$32	$290	$2,286	43	$20	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	373	72	274	19	(20)	170	2	5	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	1,842	721	489	(54)	40	2,060	44	33	—

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	$150	$28	$160	$(17)	$27	$28	1	$2	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	2,451	339	579	(26)	— (b)	2,185	299	55	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	464	6	446	(143)	130	11	2	5	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,236	67	646	(80)	69	646	42	23	—
JPMorgan Equity Index Fund Class R6 Shares (a)	4,798	618	1,670	202	286	4,234	69	52	1
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	309	3	316	(20)	24	—	—	3	—
JPMorgan High Yield Fund Class R6 Shares (a)	1,171	73	198	(16)	34	1,064	171	52	—
JPMorgan Inflation Managed Bond ETF (a)	2,010	52	686	(8)	(12)	1,356	28	40	4
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (c)	2,278	5,037	6,404	—	—	911	911	28	—
Total	$19,558	$7,465	$12,829	$(111)	$868	$14,951		$318	$5

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2023.